Intangible Assets, Net - Schedule of Estimated Amortization Expense for these Intangible Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Estimated Amortization Expense For These Intangible Assets Abstract [Abstract]
Remining of fiscal year	$ 1,008
2027	1,008	$ 1,021
2028	1,008	1,021
2029	1,008	1,021
2030	1,008	1,021
Thereafter	1,810	2,328
2029		1,021
Total	$ 6,850	$ 7,433